SUMMARY OF SUBSIDIARY INFORMATION (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jul. 04, 2019	Jul. 03, 2019
Percentage of legal ownership by the Company						100.00%
HGSL [Member]
Date of incorporation		May 17, 2017
HGCL [Member]
Date of incorporation		May 29, 2017
HGHK [Member]
Date of incorporation		Jan. 04, 2017
Share Capital
Date of incorporation		Mar. 28, 2017
HSEC [Member]
Date of incorporation		Jan. 05, 2018
ZDSE [Member]
Date of incorporation				Jan. 19, 2016
Huahui Group Stock Limited [Member]
Date of incorporation	May 17, 2017		May 17, 2017
Place of incorporation	Seychelles		Seychelles
Percentage of legal ownership by the Company	100.00%		100.00%		99.10%	99.10%
Principal activities	Investment holding		Investment holding
Huahui Group Co., Limited [Member]
Date of incorporation	May 29, 2017		May 29, 2017
Place of incorporation	Seychelles		Seychelles
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Huahui Group (HK) Co., Limited [Member]
Date of incorporation	Jan. 04, 2017		Jan. 04, 2017
Place of incorporation	Hong Kong		Hong Kong
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Date of acquisition	Apr. 20, 2018		Apr. 20, 2018
Huahui (Shenzhen) Education Management Co., Limited [Member]
Date of incorporation	Mar. 28, 2017		Mar. 28, 2017
Place of incorporation	PRC		PRC
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding; consulting services		Investment holding
Date of acquisition	Apr. 20, 2018		Apr. 20, 2018
Shenzhen Huahui Shangxing Education Consulting Co., Limited [Member]
Date of incorporation	Jan. 05, 2018		Jan. 05, 2018
Place of incorporation	PRC		PRC
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Date of acquisition	May 04, 2018		May 04, 2018
Zhongdehui (Shenzhen) Education Development Co., Limited [Member]
Date of incorporation	Jan. 19, 2016		Jan. 19, 2016
Place of incorporation	PRC		PRC
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Educational services		Educational services
Date of acquisition	Jun. 27, 2018		Jun. 27, 2018
Huahui Technology (HK) Co., Limited [Member]
Date of incorporation	Mar. 25, 2020		Mar. 25, 2020
Place of incorporation	Hong Kong		Hong Kong
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Huahui (Shenzhen) Education Technology Co., Ltd ("HETC") [Member]
Date of incorporation	Jul. 08, 2020		Jul. 08, 2020
Place of incorporation	PRC		PRC
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Huahui Jinming (Shenzhen) Education Technology Co., Limited ("JMET") [Member]
Date of incorporation	Jul. 08, 2020		Jul. 08, 2020
Place of incorporation	PRC		PRC
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Shenzhen Huahui Media Technology Co., Ltd.("HHMT") [Member]
Date of incorporation	Aug. 25, 2020		Aug. 25, 2020
Place of incorporation	PRC		PRC
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding; Event planning and production; business planning		Investment holding
Zhongdehui (Guangzhou) Education Consulting Co., Limited ("GZZDH") [Member]
Date of incorporation	Dec. 28, 2020		Dec. 28, 2020
Place of incorporation	PRC		PRC
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
Zhongdehui (Shenyang) Education Consulting Co., Limited ("SYZDH") [Member]
Date of incorporation	Dec. 29, 2020		Dec. 29, 2020
Place of incorporation	PRC		PRC
Percentage of legal ownership by the Company	100.00%		100.00%
Principal activities	Investment holding		Investment holding
HGSL [Member]
Place of incorporation		Seychelles
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
HGCL [Member]
Place of incorporation		Seychelles
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
HGHK [Member]
Place of incorporation		Hong Kong
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
Date of acquisition		Apr. 20, 2018
Share Capital
Place of incorporation		PRC
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
Date of acquisition		Apr. 20, 2018
HSEC [Member]
Place of incorporation		PRC
Percentage of legal ownership by the Company		100.00%
Principal activities		Investment holding
Date of acquisition		May 04, 2018
ZDSE [Member]
Place of incorporation		PRC
Percentage of legal ownership by the Company		100.00%
Principal activities		Educational services
Date of acquisition		Jun. 27, 2018